LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 5) - Non-performing Loans (collectively evaluated) [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ 633,461	$ 564,131
Up to 3 Months [Member]
Disclosure of financial assets [line items]
Total	614,774	541,297
Less Than 90 Days [Member]
Disclosure of financial assets [line items]
Total	18,687	22,834
Commercial loans [Member]
Disclosure of financial assets [line items]
Total	368,522	316,838
Commercial loans [Member] | Up to 3 Months [Member]
Disclosure of financial assets [line items]
Total	362,968	311,755
Commercial loans [Member] | Less Than 90 Days [Member]
Disclosure of financial assets [line items]
Total	5,554	5,083
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	103,171	99,721
Consumer Loans [Member] | Up to 3 Months [Member]
Disclosure of financial assets [line items]
Total	92,541	84,458
Consumer Loans [Member] | Less Than 90 Days [Member]
Disclosure of financial assets [line items]
Total	10,630	15,263
Mortgage loans [Member]
Disclosure of financial assets [line items]
Total	161,768	147,572
Mortgage loans [Member] | Up to 3 Months [Member]
Disclosure of financial assets [line items]
Total	159,265	145,084
Mortgage loans [Member] | Less Than 90 Days [Member]
Disclosure of financial assets [line items]
Total	$ 2,503	$ 2,488